Shareholder Report, Line Graph (Details)	6 Months Ended
Apr. 30, 2025
C000234047 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iShares U.S. Long Credit Bond Index Fund
C000234048 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iShares U.S. Intermediate Credit Bond Index Fund
C000234049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iShares U.S. Long Government Bond Index Fund
C000234050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iShares U.S. Intermediate Government Bond Index Fund
C000234051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iShares U.S. Securitized Bond Index Fund
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Long Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Credit Index
Bloomberg U S Intermediate Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Credit Index
Bloomberg U S Government Long Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government: Long Index
Bloomberg U S Government Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government: Intermediate Index
Bloomberg U S Securitized MBS ABS and CMBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index